Contingencies and Certain Commitments (Certain Matters Resolved And Commitments) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2018
Loss Contingencies [Line Items]
Long-term purchase commitment, amount			$ 3,700
Repatriation tax liability	$ 15,200		$ 15,000
Besponsa [Member]
Loss Contingencies [Line Items]
Research and development arrangement, aggregate payment obligation, term			8 years
Research arrangement, fixed payment obligation			$ 422
Bosulif [Member]
Loss Contingencies [Line Items]
Research and development arrangement, aggregate payment obligation, term			9 years
United States [Member] | Besponsa [Member]
Loss Contingencies [Line Items]
Research and development arrangement, aggregate payment obligation, term		9 years
Research arrangement, fixed payment obligation		$ 296
United States [Member] | Bosulif [Member]
Loss Contingencies [Line Items]
Research and development arrangement, aggregate payment obligation, term	10 years
Research arrangement, fixed payment obligation	$ 416		$ 240